Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Issued capital [member]	Share premium [member]	Treasury shares [member]	Reserves [member]	OCI reserves [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interest [member]
Beginning balance at Dec. 31, 2022	$ 84,278	$ 1,736	$ 17,620	$ (3,706)	$ 54,477	$ (35,553)	$ 38,823	$ 73,398	$ 10,880
Profit of the period	2,655						1,977	1,977	678
Other comprehensive income/(loss)	2,882					3,072		3,072	(189)
Total comprehensive income/(loss)	5,538					3,072	1,977	5,049	488
Dividends	(1,855)						(1,581)	(1,581)	(273)
Treasury shares	82			312			(230)	82
Share-based payments	244				232			232	12
Hyperinflation monetary adjustments	525						324	324	201
Scope and other changes	(29)						(44)	(44)	15
Ending balance at Jun. 30, 2023	88,783	1,736	17,620	(3,393)	54,709	(32,481)	39,269	77,460	11,324
Beginning balance at Dec. 31, 2023	92,676	1,736	17,620	(3,465)	54,896	(31,155)	42,215	81,848	10,828
Profit of the period	3,236						2,564	2,564	672
Other comprehensive income/(loss)	(4,721)					(4,232)		(4,232)	(488)
Total comprehensive income/(loss)	(1,485)					(4,232)	2,564	(1,668)	184
Dividends	(2,173)						(1,764)	(1,764)	(410)
Treasury shares	(792)			(692)			(100)	(792)
Share-based payments	281				265			265	16
Hyperinflation monetary adjustments	797						492	492	305
Scope and other changes	(62)						136	136	(198)
Ending balance at Jun. 30, 2024	$ 89,241	$ 1,736	$ 17,620	$ (4,158)	$ 55,161	$ (35,387)	$ 43,543	$ 78,517	$ 10,725